Consolidated Balance Sheets (Parentheticals) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Licenses, accumulated amortization (in Dollars)	$ 208,933	$ 184,047
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	40,000,000	40,000,000
Common stock, shares issued	16,442,611	15,654,846
Common stock, shares outstanding	16,442,611	15,632,564